Consolidated Statements of Loss and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operations Expense
Resource evaluation	$ 3,970	$ 2,970
Salaries, director fees and related benefits	4,105	3,968
Share-based compensation	1,919	1,199
Public company and public relations	1,171	1,282
Professional fees	669	655
Office and administration	823	2,479
Depreciation and amortization	243	257
Loss from Operations	12,900	12,810
Other Expenses (Income)
Finance costs - net	19,237	4,339
Loss on foreign exchange	21	1
Gain on disposal of assets	(6)	(344)
Gain on financial asset fair value	(107)	(1,200)
Loss on refinancing	1,598	0
Other income	(43)	(37)
Total Other Expenses	20,700	2,759
Loss Before Taxes	33,600	15,569
Income Tax Expense
Deferred income tax expense	492	0
Total Loss and Comprehensive Loss	$ 34,092	$ 15,569
Basic and Diluted Loss per Share	$ 0.34	$ 0.15
Weighted Average Number of Shares - basic and diluted	101,460,893	100,873,906